S000096482 [Member] N-1A Cover	Oct. 06, 2025
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	BARON ETF TRUST
Entity Central Index Key	0002081199
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 06, 2025
Prospectus Date	Oct. 06, 2025